INCOME TAXES (Details Narrative)	12 Months Ended
Apr. 30, 2017 USD ($)
Income Taxes Details Narrative
Operating loss carryforwards	$ 9,016,000
Operating Loss Carryforwards Expire	2037
Carry forwards expire description	No tax benefit has been reported in the financial statements because the Company believes there is a 50% or greater chance the carry forwards will expire unused